Average Annual Total Returns - Invesco SP SmallCap 600 Pure Growth ETF	ETF Inception Date	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	S&P SmallCap 600® Pure Growth Index (reflects no deduction for fees, expenses or taxes) 1Year		S&P SmallCap 600® Pure Growth Index (reflects no deduction for fees, expenses or taxes) 5Years		S&P SmallCap 600® Pure Growth Index (reflects no deduction for fees, expenses or taxes) 10Years		S&P SmallCap 600® Growth Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P SmallCap 600® Growth Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P SmallCap 600® Growth Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Mar. 01, 2006	17.58%	12.00%	11.81%	17.36%	11.76%	11.58%	10.45%	9.47%	9.74%	18.07%	[1]	12.36%	[1]	12.17%	[1]	19.60%	14.28%	13.43%

[1]	The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.